Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Tax impact of unrealized loss on cash flow hedge	$ (82)	$ (365)	$ (457)
Tax impact of reclassification of interest expense into income	116	535	264
Tax impact on unrealized loss on investment securities available for sale	(31)	(19)	(105)
Tax impact on reclassification of pension and postemployment expense into income	850	677	691
Tax impact on pension and postemployment adjustment	(435)	(1,467)	(1,154)
Tax impact on foreign currency translation adjustment	(264)	(32)	(3,793)
Dividend per share	$ 0.70	$ 0.60	$ 0.60
Income Retained for Use in the Business
Dividend per share	$ 0.70	$ 0.60	$ 0.60
Accumulated Other Comprehensive Income (Loss)
Tax impact of unrealized loss on cash flow hedge	(82)	(365)	(457)
Tax impact of reclassification of interest expense into income	116	535	264
Tax impact on unrealized loss on investment securities available for sale	(31)	(19)	(105)
Tax impact on reclassification of pension and postemployment expense into income	850	677	691
Tax impact on pension and postemployment adjustment	(435)	(1,467)	(1,154)
Tax impact on foreign currency translation adjustment	$ (264)	$ (32)	$ (3,793)